DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 3,470.4	$ 3,074.3
Net repayment from borrowing under revolving credit facilities	0.0	(45.0)
Proceeds from long-term debt	89.5	331.5
Repayment of long-term debt	(278.9)	(321.3)
Repayment of lease liabilities	(61.1)	(59.9)
Total changes from financing cash flows	(250.5)	(94.7)
Business combinations (Note 2)		158.5
Foreign currency exchange differences	(58.1)	146.1
Additions and remeasurements of lease liabilities	37.4	153.4
Accretion	34.1	32.5
Other	0.9	0.3
Total non-cash changes	14.3	490.8
Liabilities arising from financing activities, end	3,234.2	3,470.4
Unsecured senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,541.4	1,678.3
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	(22.1)	(216.1)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(22.1)	(216.1)
Business combinations (Note 2)		0.0
Foreign currency exchange differences	(35.1)	78.1
Additions and remeasurements of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.9	1.1
Total non-cash changes	(34.2)	79.2
Liabilities arising from financing activities, end	1,485.1	1,541.4
Term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	518.7	239.9
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	68.4	285.8
Repayment of long-term debt	(217.9)	(72.6)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(149.5)	213.2
Business combinations (Note 2)		48.5
Foreign currency exchange differences	(17.2)	16.3
Additions and remeasurements of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.0	0.8
Total non-cash changes	(17.2)	65.6
Liabilities arising from financing activities, end	352.0	518.7
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	792.1	551.9
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(61.1)	(59.9)
Total changes from financing cash flows	(61.1)	(59.9)
Business combinations (Note 2)		110.0
Foreign currency exchange differences	(5.8)	36.7
Additions and remeasurements of lease liabilities	37.4	153.4
Accretion	0.0	0.0
Other	(0.4)	0.0
Total non-cash changes	31.2	300.1
Liabilities arising from financing activities, end	762.2	792.1
R&D obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	618.2	574.2
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	21.1	45.7
Repayment of long-term debt	(38.9)	(32.6)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(17.8)	13.1
Business combinations (Note 2)		0.0
Foreign currency exchange differences	0.0	0.0
Additions and remeasurements of lease liabilities	0.0	0.0
Accretion	34.1	32.5
Other	0.4	(1.6)
Total non-cash changes	34.5	30.9
Liabilities arising from financing activities, end	634.9	618.2
Revolving credit facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0	30.0
Net repayment from borrowing under revolving credit facilities	0.0	(45.0)
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	0.0	(45.0)
Business combinations (Note 2)		0.0
Foreign currency exchange differences	0.0	15.0
Additions and remeasurements of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.0	0.0
Total non-cash changes	0.0	15.0
Liabilities arising from financing activities, end	$ 0.0	$ 0.0